UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-21413



Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 800 Scudders

Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,

NJ, 08543-9011



Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31 Date of reporting period: 07/01/2007 --

06/30/2008 Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Floating Rate Income Strategies Fund, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Floating Rate Income Strategies Fund, Inc.



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Floating Rate Income Strategies Fund, Inc.









============= BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. =============


GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 15, 2007   Meeting Type: Annual
Record Date:  OCT 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Bradley E. Scher           For       For        Management
4     Elect Director Kenneth A. Ghazey          For       For        Management
5     Increase in the Authorized Share Capital  None      For        Management
      from 6 Million Shares to 120 Million
      Shares


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: JUL 17, 2007   Meeting Type: Annual
Record Date:  JUN 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert K. Lifton           For       Withhold   Management
1.2   Elect Director Howard Weingrow            For       Withhold   Management
1.3   Elect Director Jacob S. Weiss             For       Withhold   Management
1.4   Elect Director Amos Eiran                 For       For        Management
1.5   Elect Director Zeev Nahmoni               For       For        Management
1.6   Elect Director Jacob E. Goldman           For       For        Management
1.7   Elect Director Philip Weisser             For       For        Management
1.8   Elect Director Mitchell H. Freeman        For       For        Management
1.9   Elect Director Steve M. Barnett           For       For        Management
1.10  Elect Director Daniel A. Luchansky        For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: MAY 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management


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TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 12, 2008   Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard A. Bachmann        For       For        Management
1.2   Elect Director Kenneth M Burke            For       For        Management
2     Ratify Auditors                           For       For        Management

========== END NPX REPORT